Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average CompensationActually Paid to Non-PEO Named Executive Officers ($)(4)	Total Stockholder Return ($)(5)	Peer Group Total Stockholder Return ($)(6)	Net Loss Attributable to PagerDuty, Inc. (in thousands) ($)(7)	Company-Selected Measure – Non-GAAP Operating Margin (%)(8)

Fiscal 2023	22,717,297	5,284,214	5,818,780	2,306,198	127.74	116.71	(128,423)	1%
Fiscal 2022	13,268,568	(1,510,440)	5,274,403	1,884,137	141.60	142.87	(107,455)	(8)%
Fiscal 2021	6,686,894	39,741,417	2,389,866	9,459,672	208.96	147.32	(68,903)	(8)%

Company Selected Measure Name	Operating Margin
Named Executive Officers, Footnote [Text Block]	Represents the amount of total compensation reported for Ms. Tejada (our “PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “Executive Compensation Summary Compensation Table for Fiscal Year 2023.”
Peer Group Issuers, Footnote [Text Block]	Total stockholder return (“TSR”) is determined based on an initial fixed investment of $100 on January 31, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.(6)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P Software & Services Select Industry Index.
PEO Total Compensation Amount	$ 22,717,297	$ 13,268,568	$ 6,686,894
PEO Actually Paid Compensation Amount	$ 5,284,214	(1,510,440)	39,741,417
Adjustment To PEO Compensation, Footnote [Text Block]	Represents the amount of executive “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each covered fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Deduct: Reported Value of Equity Awards ($)(a)	Add: Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)

Fiscal 2023	22,717,297	21,286,825	3,853,682	5,284,214
Fiscal 2022	13,268,568	11,867,582	(2,911,426)	(1,510,440)
Fiscal 2021	6,686,894	5,646,686	38,701,209	39,741,417
These deductions are the amounts listed in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table and represent the grant date fair value of the equity awards for each covered fiscal year.(b)The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) addition of the year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) addition of the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) addition, for equity awards that are granted and vest in the same covered fiscal year, of the fair value as of the vesting date; (iv) addition, for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative); (v) subtraction, for equity awards granted in any prior fiscal year that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, of the amount equal to the fair value at the end of the prior fiscal year; and (vi) addition of the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.
The valuation assumptions used to calculate the fair values of the stock options held by our PEO that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 1.48 years to 5.65 years, the stock price volatility assumptions varied from 41.95% to 55.32%, and the risk-free interest rate assumptions varied from 0.09% to 4.35% , depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit (“RSU”) awards and performance-based restricted stock unit (“PSU”) award held by our PEO that vested during or were outstanding as of the end of each covered fiscal year (including the probable outcome of any such awards subject to performance conditions) did not materially differ from those valuation assumptions disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments in accordance with the SEC methodology for determining compensation actually paid are as follows:

Year	Year End Fair Value of Equity Awards Granted in Covered Year ($)(a)	Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year ($)	Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year ($)	Deduct: Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(a) ($)	Total Equity Award Adjustments ($)

Fiscal 2023	7,528,201	(1,829,091)	1,459,118	(3,304,546)	—	—	3,853,682
Fiscal 2022	8,494,281	(7,822,641)	1,790,485	(5,373,551)	—	—	(2,911,426)
Fiscal 2021	14,069,861	21,433,599	2,206,341	991,407	—	—	38,701,208
(a)Year-end fair value does not include performance stock unit (“PSU”) awards that were granted in April 2022 or July 2022. Because such awards did not achieve threshold performance level as of the end of fiscal 2023 (which was the end of the applicable performance period), the fair value of such awards was $0 as of the end of fiscal 2023.

Non-PEO NEO Average Total Compensation Amount	$ 5,818,780	5,274,403	2,389,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,306,198	1,884,137	9,459,672
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Represents the amount of executive “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s total compensation for each covered fiscal year to determine the compensation actually paid:Represents the average of the amount of executive “compensation actually paid” to our NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average of the total compensation of such NEOs with respect to each covered fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Deduct: Average Reported Value of Equity Awards ($)(a)	Add: Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)

Fiscal 2023	5,818,780	5,126,160	1,613,578	2,306,198
Fiscal 2022	5,274,403	4,454,273	1,064,007	1,884,137
Fiscal 2021	2,389,866	1,731,650	8,801,456	9,459,672
(a)These deductions are the amounts listed in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table and represent the grant date fair value of the equity awards for each covered fiscal year.
(b)The valuation assumptions used to calculate the fair values of the stock options held by our NEOs as a group (excluding our PEO) that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 0.32 years to 6.07 years, the stock price volatility assumptions varied from 40.82% to 61.11%, and the risk-free interest rate assumptions varied from 0.09% to 4.35%, depending on the specific stock option the fair value of which was being recalculated. The valuation assumptions used to calculate the fair values of the RSU awards held by our NEOs as a group (excluding our PEO) that vested during or were outstanding as of the end of each covered fiscal year did not materially differ from those valuation assumptions disclosed at the time of grant.
The amounts deducted or added in calculating the average equity award adjustments in accordance with the SEC methodology for determining compensation actually paid are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in Covered Year ($)(a)	Add: Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($)	Add: Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year ($)	Add: Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year ($)	Deduct: Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Add: Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Average Equity Award Adjustments ($)

Fiscal 2023	2,565,895	(266,887)	558,589	(406,221)	(837,798)	—	1,613,578
Fiscal 2022	3,268,291	(1,640,522)	447,608	(1,011,370)	—	—	1,064,007
Fiscal 2021	4,503,513	3,346,650	548,342	402,951	—	—	8,801,456
(a)Year-end fair value does not include performance stock unit (“PSU”) awards that were granted in April 2022 and July 2022 which did not achieve threshold performance level as of the end of fiscal 2023.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	■ Non-GAAP operating margin ■ Revenue ■ Net new annual recurring revenue ■ Net loss attributable to PagerDuty, Inc.
Total Shareholder Return Amount	$ 127.74	141.60	208.96
Peer Group Total Shareholder Return Amount	116.71	142.87	147.32
Net Income (Loss)	$ (128,423,000)	$ (107,455,000)	$ (68,903,000)
Company Selected Measure Amount	0.01	(0.08)	(0.08)
PEO Name	Ms. Tejada
Additional 402(v) Disclosure [Text Block]	Represents the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Ms. Tejada, who has served as our PEO since 2012) for each covered fiscal year in the “Total” column of the Summary Compensation Table for such fiscal year. Please refer to “Executive Compensation – Summary Compensation Table for Fiscal Year 2023.” The names of each NEO (excluding our PEO) included for purposes of calculating the average of the amounts of total compensation in each covered fiscal year are as follows: (i) for fiscal 2023, Howard Wilson, our Chief Financial Officer, David Justice, our Executive Vice President, Chief Revenue Officer, Shelley Webb, our Senior Vice President, Legal and General Counsel; and Stacey Giamalis, our former Senior Vice President, Legal, General Counsel, and Secretary; (iii) for fiscal 2022, Howard Wilson, our Chief Financial Officer, David Justice, our Executive Vice President, Chief Revenue Officer, and Stacey Giamalis, our Senior Vice President, Legal, General Counsel, and Secretary; and (iii) for fiscal 2021, Howard Wilson, our Chief Financial Officer, David Justice, our Executive Vice President, Chief Revenue Officer, and Stacey Giamalis, our Senior Vice President, Legal, General Counsel, and Secretary.The dollar amounts reported represent the amount of net loss attributable to PagerDuty, Inc. reflected in our audited financial statements for each covered fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	operating margin
Non-GAAP Measure Description [Text Block]	“Operating Margin” is defined as our non-GAAP operating margin as defined in our periodic reports filed with the Securities and Exchange Commission for fiscal 2023. We define “non-GAAP operating margin” as GAAP operating margin excluding stock-based compensation expense, employer taxes related to employee stock transactions, amortization of acquired intangible assets, acquisition-related expenses, and restructuring costs. We believe that these expenses are not necessarily reflective of operational performance during a period. In particular, we believe the consideration of measures that exclude such expenses can assist in the comparison of operational performance in different periods which may or may not include such expenses. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we have determined that operating margin is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our PEO and other NEOs, for the most recently completed fiscal year, to our performance.To supplement our consolidated financial statements, which are prepared and presented in accordance with U.S. GAAP, we use certain non-GAAP financial measures. For a full reconciliation of the U.S. GAAP to non-GAAP measures, please see “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” of our Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 16, 2023.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net new annual recurring revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net loss attributable to PagerDuty, Inc.
PEO [Member] | Subtract Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 21,286,825	$ 11,867,582	$ 5,646,686
PEO [Member] | Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,853,682	(2,911,426)	38,701,209
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	7,528,201	8,494,281	14,069,861
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,829,091)	(7,822,641)	21,433,599
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,459,118	1,790,485	2,206,341
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,304,546)	(5,373,551)	991,407
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,853,682	(2,911,426)	38,701,208
Non-PEO NEO [Member] | Subtract Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,126,160	4,454,273	1,731,650
Non-PEO NEO [Member] | Add Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,613,578	1,064,007	8,801,456
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,565,895	3,268,291	4,503,513
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(266,887)	(1,640,522)	3,346,650
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	558,589	447,608	548,342
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(406,221)	(1,011,370)	402,951
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(837,798)	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,613,578	$ 1,064,007	$ 8,801,456